Discontinued Operations - Bargain sale discontinued operations (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Gain on sale before taxes	$ 0	$ 4,665,000	$ 0
Income before income taxes	0	4,665,000	0
Permanent tax benefit	0	2,126,000	0
Provision for income taxes	0	(1,823,000)	0
Income from discontinued operations	$ 0	$ 4,968,000	$ 0